Appendix II (Tables)	12 Months Ended
Dec. 31, 2025
Appendix II
Schedule of accounting statement of results and liquidity

Accounting statement of results and liquidity

(expressed in millions of Euros)

Millions of Euros
Estimated distributable profits until July 28, 2025
Estimated net income after taxes from the beginning of the fiscal year to July 28, 2025	177
Less, required allocation to legal reserve	0
Estimated distributable profits until July 28, 2025	177

Interim dividend distributed	103

Cash flow forecast for the period from July 28, 2025 to July 28, 2026:
Cash balance as of July 28, 2025	1
Projected colelctions	1,264
Projected payments, including interim dividend	-1,199
Projected cash balance as of July 28, 2026	66